Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets	Dec. 31, 2020 USD ($)
Schedule of estimated future amortization expense related to intangible assets [Abstract]
2021	$ 2,664,207
2022	2,608,606
2023	2,046,532
2024	2,046,532
2025	2,046,532
Thereafter	11,665,026
Total	$ 23,077,435